Note 11 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]

11.         Earnings / (Loss) per Share

Basic and diluted earnings / (loss) per common share are computed as follows:

	2019	2020	2021
Income:
Net income / (loss)	16,497	(5,877,861)	31,153,821
Dividends to Series B preferred shares	(1,748,981)	(1,573,874)	(1,085,902)
Preferred deemed dividend	(185,665)	-	(665,287)
Net income / (loss) attributable to common shareholders	(1,918,149)	(7,451,735)	29,402,632
Weighted average common shares – outstanding, basic	2,251,439	2,275,062	2,528,507
Basic (loss) / earnings per share	(0.85)	(3.28)	11.63

Effect of dilutive securities:
Dilutive effect of non-vested shares	-	-	20,443
Weighted average common shares – outstanding, diluted	2,251,439	2,275,062	2,548,950
Diluted (loss) / earnings per share	(0.85)	(3.28)	11.54

For the years ended December 31, 2019 and 2020, during which the Company incurred losses, the effect of 37,255 and 56,745 non-vested stock awards and of 15,387 and 16,606 Series B Preferred Shares, respectively, was anti-dilutive. The number of dilutive securities was nil shares in 2019 and 2020. Hence for the years ended December 31, 2019 and 2020, “Basic loss per share” equals “Diluted loss per share.” For the year ended December 31, 2021 the denominator of the diluted earnings per share calculation includes 20,443 common shares, being the number of incremental shares assumed issued under the treasury stock method.